VIA EDGAR

May 2, 2023

Securities and Exchange Commission

100 F Street, NE.

Washington, D.C. 20549

RE:	EQ Premier VIP Trust (the “Trust”)

File Nos.: 333-70754; 811-10509

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive form of each Prospectus and Statement of Additional Information, dated May 1, 2023, with respect to the Portfolios of the Trust, that would have been filed under Rule 497(c), do not differ from the form of each Prospectus and Statement of Additional Information contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 70 on April 26, 2023.

If you have any questions regarding this certification, please contact the undersigned at 212- 314-2101.

Sincerely
EQ Premier VIP Trust

/s/ Kristina B. Magolis
Kristina B. Magolis, Esq.
Vice President and Assistant Secretary

cc: K&L Gates LLP